Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-7.25%
Alphabet, Inc., Class A	53,764	$19,146,973
Alphabet, Inc., Class C	42,855	15,284,236
AppLovin Corp., Class A(b)	56,221	22,257,894
EchoStar Corp., Class A(b)	317,590	26,706,143
Meta Platforms, Inc., Class A	35,445	19,732,586
Netflix, Inc.(b)	177,764	12,747,457
TKO Group Holdings, Inc.(c)	161,567	29,374,496
		145,249,785
Consumer Discretionary-15.65%
Booking Holdings, Inc.	80,057	15,442,995
Carnival Corp. Ltd.	1,028,192	28,594,019
DoorDash, Inc., Class A(b)	103,452	20,293,144
Expedia Group, Inc.	95,928	28,273,819
Hilton Worldwide Holdings, Inc.	74,584	23,903,426
Las Vegas Sands Corp.	463,646	22,667,653
Marriott International, Inc., Class A	63,086	23,520,353
O’Reilly Automotive, Inc., Class R(b)	170,931	15,272,685
Ralph Lauren Corp.	75,297	28,638,461
Royal Caribbean Cruises Ltd.	93,492	29,758,504
Tapestry, Inc.	207,303	31,586,758
Ulta Beauty, Inc.(b)	34,989	17,943,409
Wynn Resorts Ltd.(c)	275,702	27,379,966
		313,275,192
Consumer Staples-1.96%
Casey’s General Stores, Inc.	16,088	14,012,648
Monster Beverage Corp.(b)	262,726	25,321,532
		39,334,180
Financials-5.57%
Berkshire Hathaway, Inc., Class B(b)	88,015	45,023,193
Interactive Brokers Group, Inc., Class A	466,781	41,072,060
Robinhood Markets, Inc., Class A(b)	294,196	25,465,606
		111,560,859
Health Care-7.14%
Eli Lilly and Co.	31,319	35,980,520
HCA Healthcare, Inc.	65,554	26,391,385
IDEXX Laboratories, Inc.(b)	35,486	19,839,158
Incyte Corp.(b)	303,309	36,251,492
Insulet Corp.(b)	89,284	14,763,109
Intuitive Surgical, Inc.(b)	27,315	9,651,209
		142,876,873
Industrials-17.60%
Caterpillar, Inc.	29,721	24,216,968
Comfort Systems USA, Inc.	38,785	67,086,027
EMCOR Group, Inc.	39,841	31,770,408
GE Vernova, Inc.	33,890	33,560,928
Howmet Aerospace, Inc.	167,357	47,238,187
Quanta Services, Inc.	54,909	36,644,070
Rollins, Inc.	253,879	9,639,786
RTX Corp.	139,143	29,946,356
TransDigm Group, Inc.	13,766	17,267,795
Uber Technologies, Inc.(b)	292,863	20,605,841
Vertiv Holdings Co., Class A	142,531	34,431,214
		352,407,580
Information Technology-41.42%
Advanced Micro Devices, Inc.(b)	104,545	49,779,102
	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	264,964	$42,579,715
Applied Materials, Inc.	60,988	30,961,778
Arista Networks, Inc.(b)	218,461	39,399,441
Broadcom, Inc.	81,403	31,688,560
Ciena Corp.(b)	108,712	40,989,860
Coherent Corp.(b)	91,556	24,069,157
CrowdStrike Holdings, Inc., Class A(b)	263,302	50,253,820
Datadog, Inc., Class A(b)	134,278	35,982,476
First Solar, Inc.(b)	128,475	27,112,079
Flex Ltd.(b)	146,028	16,610,685
KLA Corp.	233,085	42,612,600
Lam Research Corp.	126,124	36,956,854
Lumentum Holdings, Inc.(b)	33,331	23,796,334
Micron Technology, Inc.	83,313	68,569,098
Microsoft Corp.	31,141	14,471,846
Monolithic Power Systems, Inc.	34,195	48,763,096
NVIDIA Corp.	160,078	32,135,658
Palantir Technologies, Inc., Class A(b)	209,008	25,720,524
Sandisk Corp.(b)	104,721	127,218,212
VeriSign, Inc.	68,146	19,763,703
		829,434,598
Materials-1.24%
Newmont Corp.	265,452	24,875,507
Real Estate-1.14%
Welltower, Inc.	97,024	22,746,307
Utilities-1.03%
Vistra Corp.	138,853	20,576,626
Total Common Stocks & Other Equity Interests (Cost $1,528,094,313)		2,002,337,507
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $644,944)	644,944	644,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,528,739,257)		2,002,982,451
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.56%
Invesco Private Government Fund, 3.69%(d)(e)(f)	8,675,223	8,675,223
Invesco Private Prime Fund, 3.82%(d)(e)(f)	22,539,523	22,541,777
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,216,926)		31,217,000
TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $1,559,956,183)		2,034,199,451
OTHER ASSETS LESS LIABILITIES-(1.59)%		(31,780,177)
NET ASSETS-100.00%		$2,002,419,274
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$100,327	$2,749,075	$(2,204,458)	$-	$-	$644,944	$3,578
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,318,960	111,815,039	(128,458,776)	-	-	8,675,223	115,233 *
Invesco Private Prime Fund	65,878,072	192,219,170	(235,561,681)	699	5,517	22,541,777	288,708 *
Total	$91,297,359	$306,783,284	$(366,224,915)	$699	$5,517	$31,861,944	$407,519

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.55%
Communication Services-4.93%
AT&T, Inc.	321,038	$7,464,135
Charter Communications, Inc., Class A(b)(c)	85,736	12,430,005
Comcast Corp., Class A	684,415	16,398,584
News Corp., Class A	167,311	4,611,091
News Corp., Class B(c)	55,915	1,748,462
Omnicom Group, Inc.(c)	95,369	7,505,540
Paramount Skydance Corp.(c)	1,426,174	11,352,345
Verizon Communications, Inc.	224,669	10,516,756
Walt Disney Co. (The)	53,605	5,156,265
Warner Bros. Discovery, Inc.(b)	204,011	5,365,489
		82,548,672
Consumer Discretionary-7.58%
Aptiv PLC(b)	120,570	6,808,588
Best Buy Co., Inc.	191,417	16,511,630
D.R. Horton, Inc.	41,335	5,913,385
Ford Motor Co.	2,309,892	33,909,214
General Motors Co.	355,746	31,611,590
Genuine Parts Co.	51,335	6,384,534
Lennar Corp., Class A	96,588	7,954,022
MGM Resorts International(b)	252,999	11,276,165
PulteGroup, Inc.	52,459	6,634,490
		127,003,618
Consumer Staples-12.96%
Archer-Daniels-Midland Co.	464,152	36,793,329
Bunge Global S.A.	330,256	35,083,095
Dollar General Corp.	88,736	11,273,909
Hormel Foods Corp.	421,084	10,531,311
Keurig Dr Pepper, Inc.	204,795	6,373,220
Kraft Heinz Co. (The)	691,008	17,862,557
Kroger Co. (The)	312,240	18,028,737
Molson Coors Beverage Co., Class B	299,571	12,450,171
Sysco Corp.	144,145	12,286,920
Target Corp.	204,590	29,561,209
Tyson Foods, Inc., Class A	464,419	26,917,725
		217,162,183
Energy-10.63%
APA Corp.	456,074	17,020,682
Chevron Corp.	50,236	9,887,952
ConocoPhillips	68,637	8,269,386
Devon Energy Corp.	236,439	10,670,492
Diamondback Energy, Inc.	62,093	12,601,774
ExxonMobil Holdings Corp.	50,119	7,790,497
Halliburton Co.	256,792	8,281,542
Marathon Petroleum Corp.	75,666	23,946,019
Occidental Petroleum Corp.	189,532	10,816,591
ONEOK, Inc.	80,560	7,315,654
Phillips 66	127,184	26,922,309
SLB Ltd.	141,784	7,031,068
Valero Energy Corp.	88,254	27,614,677
		178,168,643
Financials-20.89%
Allstate Corp. (The)	48,264	12,745,557
American International Group, Inc.	165,957	13,040,901
Arch Capital Group Ltd.(b)	88,210	8,867,751
Assurant, Inc.	41,278	11,524,405
Bank of America Corp.	107,980	6,689,361
Block, Inc., Class A(b)	97,349	7,908,633
Capital One Financial Corp.	25,165	5,259,737
Chubb Ltd.	22,259	7,805,786
	Shares	Value
Financials-(continued)
Citigroup, Inc.	112,764	$14,935,592
Citizens Financial Group, Inc.	194,269	13,919,374
Everest Group Ltd.	68,060	25,464,649
Fifth Third Bancorp	119,917	6,775,311
Fiserv, Inc.(b)	152,146	8,206,755
Franklin Resources, Inc.	620,774	21,019,408
Global Payments, Inc.	220,222	18,516,266
Hartford Insurance Group, Inc. (The)	47,443	6,732,636
Huntington Bancshares, Inc.	492,137	8,386,014
Invesco Ltd.(d)	487,800	14,438,880
KeyCorp	404,343	9,134,108
Loews Corp.	116,634	13,530,710
M&T Bank Corp.	47,143	11,610,849
MetLife, Inc.	160,007	15,381,473
PNC Financial Services Group, Inc. (The)	31,336	7,829,926
Principal Financial Group, Inc.	104,204	11,847,995
Prudential Financial, Inc.	158,282	19,323,067
Regions Financial Corp.	291,546	9,023,349
State Street Corp.	57,713	10,628,426
Travelers Cos., Inc. (The)	23,265	8,709,485
Truist Financial Corp.	229,556	11,900,183
U.S. Bancorp	140,789	8,871,115
		350,027,702
Health Care-17.76%
Baxter International, Inc.(c)	630,920	16,504,867
Biogen, Inc.(b)	35,330	7,170,224
Cardinal Health, Inc.	77,040	17,721,511
Cencora, Inc.	44,813	13,952,080
Centene Corp.(b)	682,560	42,468,883
Cigna Group (The)	96,918	27,044,968
CVS Health Corp.	332,228	34,694,570
Elevance Health, Inc.	65,471	24,606,621
Henry Schein, Inc.(b)(c)	122,432	10,498,544
Humana, Inc.	99,837	36,326,691
McKesson Corp.	18,923	16,201,683
Pfizer, Inc.	234,719	5,870,322
UnitedHealth Group, Inc.	27,201	11,272,094
Universal Health Services, Inc., Class B	40,610	6,840,348
Viatris, Inc.	1,176,570	20,660,569
Zimmer Biomet Holdings, Inc.	62,406	5,861,796
		297,695,771
Industrials-6.97%
Builders FirstSource, Inc.(b)	68,015	4,518,917
Delta Air Lines, Inc.	175,637	15,357,699
DuPont de Nemours, Inc.	165,866	22,723,642
FedEx Corp.	34,875	10,720,575
FedEx Freight Holding Co., Inc.(b)	17,434	2,450,000
Huntington Ingalls Industries, Inc.	19,381	6,326,928
Southwest Airlines Co.	241,696	10,869,069
Stanley Black & Decker, Inc.	213,273	20,171,360
Textron, Inc.	93,270	7,952,200
United Airlines Holdings, Inc.(b)	128,854	15,633,856
		116,724,246
Information Technology-2.43%
Hewlett Packard Enterprise Co.	580,920	27,826,068
HP, Inc.	472,960	12,897,619
		40,723,687
Materials-10.01%
Amcor PLC	254,461	11,420,210
Ball Corp.	123,128	7,991,007
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Dow, Inc.	1,045,068	$31,655,110
International Flavors & Fragrances, Inc.	126,964	10,058,088
International Paper Co.	369,985	15,106,488
LyondellBasell Industries N.V., Class A	424,715	26,366,307
Mosaic Co. (The)	1,185,495	26,223,149
Nucor Corp.	48,541	12,489,114
Smurfit WestRock PLC	573,636	26,370,047
		167,679,520
Real Estate-1.51%
Alexandria Real Estate Equities, Inc.	337,679	17,373,585
VICI Properties, Inc.	303,975	8,009,741
		25,383,326
Utilities-3.88%
AES Corp. (The)	631,630	9,272,328
Consolidated Edison, Inc.	70,063	7,626,358
Edison International	179,189	13,147,097
Eversource Energy	98,100	7,022,979
Exelon Corp.	134,792	6,176,169
PG&E Corp.	798,584	13,879,390
Pinnacle West Capital Corp.	77,729	7,849,852
		64,974,173
Total Common Stocks & Other Equity Interests (Cost $1,522,973,209)		1,668,091,541
	Shares	Value
Money Market Funds-0.38%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $6,405,786)	6,405,786	$6,405,786
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,529,378,995)		1,674,497,327
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.91%
Invesco Private Government Fund, 3.69%(d)(e)(f)	8,901,789	8,901,789
Invesco Private Prime Fund, 3.82%(d)(e)(f)	23,131,577	23,133,890
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,035,539)		32,035,679
TOTAL INVESTMENTS IN SECURITIES-101.84% (Cost $1,561,414,534)		1,706,533,006
OTHER ASSETS LESS LIABILITIES-(1.84)%		(30,782,239)
NET ASSETS-100.00%		$1,675,750,767

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Ltd.	$14,620,882	$1,498,761	$(3,234,215)	$392,329	$1,161,123	$14,438,880	$119,052
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,786,810	17,079,832	(16,460,856)	-	-	6,405,786	52,806
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,543,474	38,790,817	(69,432,502)	-	-	8,901,789	138,679 *
Invesco Private Prime Fund	102,677,447	87,909,261	(167,453,123)	365	(60)	23,133,890	375,989 *
Total	$162,628,613	$145,278,671	$(256,580,696)	$392,694	$1,161,063	$52,880,345	$686,526

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2026
(Unaudited)
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-mini Russell 1000 Value Index	57	September-2026	$7,074,270	$298,563	$298,563
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-13.62%
Alphabet, Inc., Class A	1,534,849	$546,605,775
Alphabet, Inc., Class C	1,237,179	441,239,890
Meta Platforms, Inc., Class A	574,837	320,017,506
Netflix, Inc.(b)	1,102,156	79,035,607
Verizon Communications, Inc.	1,093,052	51,165,764
		1,438,064,542
Consumer Discretionary-10.06%
Amazon.com, Inc.(b)	2,562,339	695,880,026
Home Depot, Inc. (The)	260,728	86,551,267
McDonald’s Corp.	186,056	50,354,196
Tesla, Inc.(b)	736,863	229,319,134
		1,062,104,623
Consumer Staples-5.14%
Coca-Cola Co. (The)	1,013,553	88,777,107
Costco Wholesale Corp.	116,207	110,616,281
PepsiCo, Inc.	357,871	49,944,477
Philip Morris International, Inc. (Switzerland)	407,872	77,830,135
Procter & Gamble Co. (The)	609,537	88,072,001
Walmart, Inc.	1,147,595	127,612,564
		542,852,565
Energy-2.51%
Chevron Corp.	490,012	96,449,062
ExxonMobil Holdings Corp.	1,084,917	168,639,498
		265,088,560
Financials-10.35%
Bank of America Corp.	1,708,970	105,870,691
Berkshire Hathaway, Inc., Class B(b)	479,995	245,536,642
Goldman Sachs Group, Inc. (The)	77,122	78,539,502
JPMorgan Chase & Co.	702,448	247,114,182
Mastercard, Inc., Class A	211,178	121,026,112
Morgan Stanley	313,886	66,047,892
Visa, Inc., Class A	434,460	159,068,840
Wells Fargo & Co.	801,039	69,249,822
		1,092,453,683
Health Care-6.62%
AbbVie, Inc.	462,579	116,079,574
Eli Lilly and Co.	207,095	237,919,020
Johnson & Johnson	630,074	161,519,470
Merck & Co., Inc.	646,475	84,171,045
UnitedHealth Group, Inc.	237,798	98,543,491
		698,232,600
	Shares	Value
Industrials-2.52%
Caterpillar, Inc.	120,583	$98,252,234
GE Vernova, Inc.	70,331	69,648,086
General Electric Co.	273,178	98,363,203
		266,263,523
Information Technology-48.58%
Advanced Micro Devices, Inc.(b)	426,941	203,287,957
Apple, Inc.	3,844,630	1,187,644,653
Applied Materials, Inc.	207,752	105,469,458
Broadcom, Inc.	1,239,313	482,439,765
Cisco Systems, Inc.	1,034,239	119,961,382
Intel Corp.(b)	1,236,672	111,547,814
International Business Machines Corp.	245,996	55,017,005
KLA Corp.	342,018	62,527,731
Lam Research Corp.	327,397	95,933,869
Micron Technology, Inc.	295,208	242,965,040
Microsoft Corp.	1,944,552	903,672,205
NVIDIA Corp.	6,340,206	1,272,796,355
Oracle Corp.	444,288	57,699,683
Palantir Technologies, Inc., Class A(b)	601,134	73,975,550
QUALCOMM, Inc.	275,932	40,730,323
Sandisk Corp.(b)	38,712	47,028,499
Texas Instruments, Inc.	238,302	65,709,393
		5,128,406,682
Materials-0.55%
Linde PLC	121,037	57,901,680
Total Common Stocks & Other Equity Interests (Cost $8,557,572,723)		10,551,368,458
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $3,654,931)	3,654,931	3,654,931
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $8,561,227,654)		10,555,023,389
OTHER ASSETS LESS LIABILITIES-0.02%		1,701,654
NET ASSETS-100.00%		$10,556,725,043

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,176,934	$79,795,911	$(79,317,914)	$-	$-	$3,654,931	$62,908
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$1,769,112	$(1,769,112)	$-	$-	$-	$847 *
Invesco Private Prime Fund	-	4,556,591	(4,556,581)	-	(10)	-	2,281 *
Total	$3,176,934	$86,121,614	$(85,643,607)	$-	$(10)	$3,654,931	$66,036

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.80%
New York Times Co. (The), Class A	24,095	$1,804,475
Roku, Inc., Class A(b)	29,546	4,284,465
		6,088,940
Consumer Discretionary-7.74%
Boyd Gaming Corp.(c)	39,947	3,397,892
Churchill Downs, Inc.(c)	15,563	1,311,961
Five Below, Inc.(b)	25,589	5,556,140
Grand Canyon Education, Inc.(b)	9,349	1,358,784
Hilton Grand Vacations, Inc.(b)(c)	62,413	2,879,736
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	21,639	1,589,817
Planet Fitness, Inc., Class A(b)	23,563	1,317,407
Somnigroup International, Inc.	36,972	2,415,381
Travel + Leisure Co.	38,674	2,939,997
Valvoline, Inc.(b)(c)	62,908	2,416,296
Wingstop, Inc.	8,014	1,037,733
		26,221,144
Consumer Staples-1.66%
Celsius Holdings, Inc.(b)(c)	115,873	3,384,650
Coca-Cola Consolidated, Inc.	11,836	2,223,985
		5,608,635
Energy-4.44%
Antero Midstream Corp.	85,470	1,877,776
TechnipFMC PLC (United Kingdom)	103,135	7,390,654
Valaris Ltd.(b)	72,658	5,753,787
		15,022,217
Financials-4.48%
Affiliated Managers Group, Inc.	7,516	2,756,343
Federated Hermes, Inc., Class B	47,628	2,855,775
FirstCash Holdings, Inc.(c)	24,190	4,935,002
Kinsale Capital Group, Inc.	4,745	1,691,213
Toast, Inc., Class A(b)(c)	90,349	2,915,562
		15,153,895
Health Care-23.20%
Arrowhead Pharmaceuticals, Inc.(b)	100,744	8,527,979
BrightSpring Health Services, Inc.(b)	52,274	3,121,280
Doximity, Inc., Class A(b)(c)	51,157	1,069,693
Elanco Animal Health, Inc.(b)(c)	115,898	3,056,230
Encompass Health Corp.	16,701	1,854,980
Ensign Group, Inc. (The)	20,384	3,631,613
Exelixis, Inc.(b)	86,397	4,581,633
Globus Medical, Inc., Class A(b)	37,446	2,950,370
Halozyme Therapeutics, Inc.(b)(c)	85,715	7,074,916
HealthEquity, Inc.(b)(c)	19,661	1,978,093
Hims & Hers Health, Inc.(b)(c)	118,879	3,301,270
Jazz Pharmaceuticals PLC(b)	14,167	3,582,268
Krystal Biotech, Inc.(b)(c)	13,749	4,690,059
LivaNova PLC(b)	27,639	2,214,990
Medpace Holdings, Inc.(b)	10,570	6,100,053
Neurocrine Biosciences, Inc.(b)	25,502	4,253,734
Option Care Health, Inc.(b)(c)	110,422	2,543,019
Penumbra, Inc.(b)	10,222	3,283,204
Sotera Health Co.(b)(c)	100,360	1,792,430
Tenet Healthcare Corp.(b)	17,547	4,470,625
United Therapeutics Corp.(b)	8,638	4,471,979
		78,550,418
Industrials-30.88%
AeroVironment, Inc.(b)(c)	20,998	3,136,471
API Group Corp.(b)	67,224	2,667,448
	Shares	Value
Industrials-(continued)
ATI, Inc.(b)	31,141	$5,837,069
BWX Technologies, Inc.	17,074	2,880,384
CACI International, Inc., Class A(b)	5,655	2,814,776
Carpenter Technology Corp.	14,671	7,623,932
Curtiss-Wright Corp.	6,989	5,060,036
Dycom Industries, Inc.(b)	12,862	5,158,562
EnerSys	16,551	3,079,314
ExlService Holdings, Inc.(b)	34,742	1,178,796
Flowserve Corp.	27,135	2,061,989
Hexcel Corp.	24,560	2,528,452
IES Holdings, Inc.(b)(c)	7,484	5,572,137
ITT, Inc.	12,559	2,461,313
Kratos Defense & Security Solutions, Inc.(b)	43,228	2,014,425
MasTec, Inc.(b)	18,556	4,882,084
Moog, Inc., Class A	5,417	2,111,817
nVent Electric PLC	25,180	3,873,439
Paylocity Holding Corp.(b)	10,350	1,427,213
RB Global, Inc. (Canada)	23,609	2,590,852
RBC Bearings, Inc.(b)	3,999	2,204,689
SPX Technologies, Inc.(b)	13,769	3,023,948
Sterling Infrastructure, Inc.(b)	13,172	7,860,654
Tetra Tech, Inc.	48,765	1,617,047
UL Solutions, Inc., Class A(c)	42,365	3,882,329
Vicor Corp.(b)	23,474	4,867,803
Watts Water Technologies, Inc., Class A	6,672	2,307,111
Woodward, Inc.	17,261	6,226,906
XPO, Inc.(b)	17,803	3,577,869
		104,528,865
Information Technology-17.96%
Advanced Energy Industries, Inc.	12,285	3,556,753
AppFolio, Inc., Class A(b)(c)	10,797	1,945,511
DigitalOcean Holdings, Inc.(b)	54,834	6,442,995
Dropbox, Inc., Class A(b)(c)	71,099	2,314,984
Dynatrace, Inc.(b)	40,397	1,790,395
Everpure, Inc., Class A(b)	42,375	3,270,079
Fabrinet (Thailand)(b)	9,685	4,216,946
Guidewire Software, Inc.(b)(c)	8,982	1,364,725
InterDigital, Inc.	19,350	5,898,364
MACOM Technology Solutions Holdings, Inc.(b)	13,634	3,428,133
Okta, Inc.(b)	22,873	3,246,365
Pegasystems, Inc.	33,517	1,023,944
Rambus, Inc.(b)	51,091	4,650,814
Sanmina Corp.(b)	16,238	3,013,123
SiTime Corp.(b)(c)	4,341	2,323,303
TTM Technologies, Inc.(b)	41,646	4,807,614
Twilio, Inc., Class A(b)	27,074	5,343,054
Viavi Solutions, Inc.(b)	58,953	2,178,313
		60,815,415
Materials-3.65%
Coeur Mining, Inc.	204,522	3,049,423
Hecla Mining Co.	269,287	3,802,333
NewMarket Corp.	2,752	2,339,640
Royal Gold, Inc.	15,971	3,167,848
		12,359,244
Real Estate-2.11%
CareTrust REIT, Inc.(c)	50,151	2,103,333
First Industrial Realty Trust, Inc.	23,801	1,567,058
Sabra Health Care REIT, Inc.(c)	164,734	3,487,419
		7,157,810
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-1.99%
Ormat Technologies, Inc.(c)	20,692	$2,019,125
Talen Energy Corp.(b)	14,091	4,707,803
		6,726,928
Total Common Stocks & Other Equity Interests (Cost $285,920,688)		338,233,511
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $551,221)	551,221	551,221
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $286,471,909)		338,784,732
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.29%
Invesco Private Government Fund, 3.69%(d)(e)(f)	10,621,091	$10,621,091
Invesco Private Prime Fund, 3.82%(d)(e)(f)	27,582,780	27,585,538
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,205,757)		38,206,629
TOTAL INVESTMENTS IN SECURITIES-111.36% (Cost $324,677,666)		376,991,361
OTHER ASSETS LESS LIABILITIES-(11.36)%		(38,467,217)
NET ASSETS-100.00%		$338,524,144

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$167,513	$1,065,729	$(682,021)	$-	$-	$551,221	$2,217
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,033,207	50,582,575	(52,994,691)	-	-	10,621,091	128,857 *
Invesco Private Prime Fund	33,836,948	96,519,642	(102,770,519)	1,898	(2,431)	27,585,538	358,399 *
Total	$47,037,668	$148,167,946	$(156,447,231)	$1,898	$(2,431)	$38,757,850	$489,473

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.75%
Sirius XM Holdings, Inc.(b)	198,333	$5,874,623
Consumer Discretionary-20.79%
Aramark	51,588	2,938,969
AutoNation, Inc.(c)	18,252	3,876,725
Bath & Body Works, Inc.	64,160	1,290,899
BorgWarner, Inc.	54,728	3,488,363
Columbia Sportswear Co.(b)	29,555	1,754,976
Gap, Inc. (The)(b)	61,357	1,232,662
Harley-Davidson, Inc.(b)	218,338	5,358,015
KB Home	56,457	3,103,441
Lear Corp.	55,228	7,214,986
Lithia Motors, Inc., Class A	17,247	6,647,339
Macy’s, Inc.	239,091	5,934,239
Murphy USA, Inc.	4,670	2,838,239
Penske Automotive Group, Inc.(b)	27,530	5,982,544
Polaris, Inc.	21,801	1,462,411
PVH Corp.	72,952	6,322,020
SharkNinja, Inc.(b)(c)	25,062	4,054,280
Thor Industries, Inc.(b)	30,790	2,308,326
Visteon Corp.(b)	18,734	1,958,452
Whirlpool Corp.(b)	54,888	2,058,300
		69,825,186
Consumer Staples-6.26%
Albertson’s Cos., Inc., Class A	235,592	2,728,155
BJ’s Wholesale Club Holdings, Inc., Class C(c)	15,104	1,476,869
Darling Ingredients, Inc.(c)	58,732	3,561,509
Ingredion, Inc.	16,238	1,615,032
Performance Food Group Co.(c)	39,284	4,493,697
Pilgrim’s Pride Corp.(b)	70,389	1,925,843
Post Holdings, Inc.(b)(c)	25,640	2,343,752
US Foods Holding Corp.(c)	28,544	2,871,241
		21,016,098
Energy-14.49%
Chord Energy Corp.	41,128	5,773,549
HF Sinclair Corp.	114,709	10,492,432
Matador Resources Co.	57,832	2,885,238
Murphy Oil Corp.	75,058	2,982,805
NOV, Inc.	266,346	5,175,103
Ovintiv, Inc.	57,547	3,594,386
PBF Energy, Inc., Class A	208,424	15,064,887
Permian Resources Corp., Class A	125,947	2,683,930
		48,652,330
Financials-18.83%
Ally Financial, Inc.	46,789	2,027,367
Associated Banc-Corp	67,157	2,073,808
Bank OZK	45,644	2,341,537
Brighthouse Financial, Inc.(b)(c)	98,900	6,122,899
CNO Financial Group, Inc.	47,536	2,618,758
Columbia Banking System, Inc.	54,791	1,713,315
Corebridge Financial, Inc.	82,940	2,586,899
Euronet Worldwide, Inc.(c)	20,395	1,454,775
F.N.B. Corp.	121,926	2,304,401
First American Financial Corp.	36,159	2,711,563
Flagstar Bank N.A(b)	201,020	2,858,504
Hancock Whitney Corp.(b)	19,997	1,539,769
Jefferies Financial Group, Inc.	27,707	1,512,802
Old National Bancorp	67,068	1,786,692
Pinnacle Financial Partners, Inc.	15,383	1,618,753
Prosperity Bancshares, Inc.	30,419	2,277,471
	Shares	Value
Financials-(continued)
Reinsurance Group of America, Inc.	22,875	$5,417,944
Selective Insurance Group, Inc.	26,592	2,520,656
SouthState Bank Corp.	18,078	1,899,817
Starwood Property Trust, Inc.	70,702	1,129,818
United Bankshares, Inc.(b)	45,209	2,190,376
Unum Group	32,124	2,766,198
Valley National Bancorp(b)	193,131	2,759,842
Voya Financial, Inc.	33,868	3,367,495
Webster Financial Corp.	23,599	1,822,315
Zions Bancorporation N.A.	25,946	1,808,436
		63,232,210
Health Care-2.39%
Envista Holdings Corp.(b)(c)	82,367	2,249,443
Molina Healthcare, Inc.(c)	29,607	5,791,721
		8,041,164
Industrials-11.25%
AGCO Corp.	16,524	1,688,092
Alaska Air Group, Inc.(b)(c)	100,534	4,770,338
American Airlines Group, Inc.(b)(c)	186,677	2,850,558
CNH Industrial N.V.(b)	260,354	2,668,629
Fluor Corp.(c)	97,789	4,906,074
GXO Logistics, Inc.(b)(c)	56,888	2,853,502
KBR, Inc.	29,061	1,063,923
Knight-Swift Transportation Holdings, Inc.	50,347	3,500,627
Ryder System, Inc.	11,968	3,068,835
Science Applications International Corp.	22,444	2,628,866
Terex Corp.	58,244	3,660,053
UFP Industries, Inc.(b)	19,637	1,703,313
WESCO International, Inc.	7,013	2,408,895
		37,771,705
Information Technology-10.74%
Arrow Electronics, Inc.(c)	60,768	13,160,526
Avnet, Inc.	145,155	12,895,570
Kyndryl Holdings, Inc.(b)(c)	101,556	1,376,084
TD SYNNEX Corp.	33,719	8,621,948
		36,054,128
Materials-9.86%
Alcoa Corp.	42,864	1,940,025
Avient Corp.	82,549	2,998,180
Cabot Corp.(b)	19,378	1,705,652
Cleveland-Cliffs, Inc.(b)(c)	334,566	3,854,200
Commercial Metals Co.	19,613	1,347,805
Graphic Packaging Holding Co.(b)	222,550	2,387,961
Greif, Inc., Class A	52,256	4,522,757
Olin Corp.(b)	244,636	4,528,212
Silgan Holdings, Inc.	57,823	2,311,764
Sonoco Products Co.	80,278	4,524,468
Westlake Corp.(b)	42,496	2,995,968
		33,116,992
Real Estate-3.63%
Cousins Properties, Inc.	66,567	2,100,189
Jones Lang LaSalle, Inc.(c)	6,165	2,188,760
Kilroy Realty Corp.	45,375	1,761,457
Park Hotels & Resorts, Inc.(b)	408,134	6,146,498
		12,196,904
Total Common Stocks & Other Equity Interests (Cost $271,568,280)		335,781,340
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $54,353)	54,353	$54,353
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $271,622,633)		335,835,693
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.73%
Invesco Private Government Fund, 3.69%(d)(e)(f)	13,613,490	13,613,490
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	35,843,998	$35,847,582
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,461,625)		49,461,072
TOTAL INVESTMENTS IN SECURITIES-114.73% (Cost $321,084,258)		385,296,765
OTHER ASSETS LESS LIABILITIES-(14.73)%		(49,480,555)
NET ASSETS-100.00%		$335,816,210

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$129,632	$1,909,667	$(1,984,946)	$-	$-	$54,353	$1,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,288,531	50,579,996	(58,255,037)	-	-	13,613,490	150,123 *
Invesco Private Prime Fund	55,195,121	101,612,600	(120,960,182)	61	(18)	35,847,582	411,734 *
Total	$76,613,284	$154,102,263	$(181,200,165)	$61	$(18)	$49,515,425	$563,578

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.95%
Sphere Entertainment Co.(b)(c)	12,471	$1,786,471
TripAdvisor, Inc.(b)(c)	38,805	549,673
Uniti Group, Inc.(b)(c)	178,180	1,731,909
		4,068,053
Consumer Discretionary-9.21%
Acushnet Holdings Corp.	7,367	746,056
Boot Barn Holdings, Inc.(b)	4,237	631,271
Brinker International, Inc.(b)(c)	5,688	1,215,526
Cavco Industries, Inc.(b)	631	345,176
Covista, Inc.(b)	8,837	1,103,299
Dorman Products, Inc.(b)(c)	2,981	396,950
Etsy, Inc.(b)	10,539	860,825
Frontdoor, Inc.(b)	7,368	535,138
Installed Building Products, Inc.(c)	1,916	427,153
Laureate Education, Inc., Class A(b)	39,358	1,507,805
Monarch Casino & Resort, Inc.	4,269	524,020
National Vision Holdings, Inc.(b)	24,020	529,401
OneSpaWorld Holdings Ltd. (Bahamas)(c)	41,031	1,056,958
Red Rock Resorts, Inc., Class A	8,649	557,342
Rush Street Interactive, Inc.(b)	24,856	668,875
Urban Outfitters, Inc.(b)(c)	13,905	1,031,473
XPEL, Inc.(b)(c)(d)	12,623	560,082
		12,697,350
Consumer Staples-4.38%
Cal-Maine Foods, Inc.(c)	9,966	874,816
Chefs’ Warehouse, Inc. (The)(b)	19,614	2,262,475
PriceSmart, Inc.	6,688	1,296,870
Tootsie Roll Industries, Inc.	11,508	449,042
Vita Coco Co., Inc. (The)(b)	17,368	1,145,246
		6,028,449
Energy-4.72%
Archrock, Inc.	25,253	903,047
Centrus Energy Corp., Class A(b)(c)	8,713	1,541,591
International Seaways, Inc.	15,052	1,447,701
Solaris Energy Infrastructure, Inc., Class B(c)	24,336	1,251,114
Tidewater, Inc.(b)(c)	18,157	1,362,865
		6,506,318
Financials-22.15%
Acadian Asset Management, Inc.	26,805	2,318,364
Adamas Trust, Inc.	206,664	1,874,443
ARMOUR Residential REIT, Inc.(c)	91,383	1,505,078
Axos Financial, Inc.(b)	10,119	1,026,168
Bancorp, Inc. (The)(b)	14,644	982,173
Dave, Inc.(b)(c)	6,898	2,570,816
Ellington Financial, Inc.	84,365	1,120,367
Enova International, Inc.(b)	8,490	2,157,649
EVERTEC, Inc.	16,348	497,633
EZCORP, Inc., Class A(b)(c)	55,659	1,656,968
HCI Group, Inc.	6,133	1,073,336
Mercury General Corp.	12,454	1,334,073
NMI Holdings, Inc., Class A(b)	13,662	605,227
Palomar Holdings, Inc.(b)	9,110	1,218,827
Pathward Financial, Inc.	8,985	792,836
PennyMac Mortgage Investment Trust(c)	77,334	729,260
PJT Partners, Inc., Class A(c)	3,712	624,767
Preferred Bank(c)	4,796	500,894
Sezzle, Inc.(b)(c)	11,475	1,775,756
SiriusPoint Ltd.(b)(c)	67,869	1,605,102
StepStone Group, Inc., Class A(c)	10,626	466,056
	Shares	Value
Financials-(continued)
StoneX Group, Inc.(b)	29,132	$2,230,637
Virtu Financial, Inc., Class A	16,664	978,677
WisdomTree, Inc.	45,136	874,284
		30,519,391
Health Care-21.96%
Acadia Pharmaceuticals, Inc.(b)	60,417	1,562,988
ADMA Biologics, Inc.(b)(c)	39,256	332,106
Alignment Healthcare, Inc.(b)(c)	88,776	1,318,324
Alkermes PLC(b)(c)	17,585	861,489
ANI Pharmaceuticals, Inc.(b)(c)	17,699	1,402,469
Artivion, Inc.(b)	23,070	618,968
Collegium Pharmaceutical, Inc.(b)	31,854	1,127,313
Corcept Therapeutics, Inc.(b)	15,241	1,744,942
Harmony Biosciences Holdings, Inc.(b)(c)	22,240	783,738
Indivior Pharmaceuticals, Inc.(b)	37,433	1,497,694
Inspire Medical Systems, Inc.(b)(c)	3,323	166,848
Ligand Pharmaceuticals, Inc.(b)(c)	5,394	1,550,991
Liquidia Corp.(b)(c)	26,246	2,207,551
National HealthCare Corp.	4,507	1,018,717
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Pacira BioSciences, Inc.(b)(c)	24,911	657,899
Pediatrix Medical Group, Inc.(b)	36,204	959,768
Phibro Animal Health Corp., Class A	32,365	1,175,820
Privia Health Group, Inc.(b)	28,913	684,371
Progyny, Inc.(b)	64,197	1,998,453
Protagonist Therapeutics, Inc.(b)	17,970	2,455,421
PTC Therapeutics, Inc.(b)(c)	24,022	1,633,736
TG Therapeutics, Inc.(b)(c)	30,699	1,597,269
TransMedics Group, Inc.(b)(c)	12,448	952,396
UFP Technologies, Inc.(b)(c)	2,492	634,912
Veracyte, Inc.(b)	19,443	900,600
Waystar Holding Corp.(b)(c)	19,511	411,877
		30,256,660
Industrials-20.63%
AAR Corp.(b)	10,980	1,537,639
Argan, Inc.	3,539	2,018,752
Armstrong World Industries, Inc.	4,019	701,959
AZZ, Inc.	7,757	1,122,593
Brady Corp., Class A	4,907	462,583
Construction Partners, Inc., Class A(b)(c)	9,761	1,008,799
DXP Enterprises, Inc.(b)	11,557	1,814,680
ESCO Technologies, Inc.	4,312	1,359,530
Everus Construction Group, Inc.(b)	9,103	1,141,789
Federal Signal Corp.	7,567	945,497
Granite Construction, Inc.	4,650	562,511
Healthcare Services Group, Inc.(b)	40,609	946,190
JBT Marel Corp.	3,477	481,460
Karman Holdings, Inc.(b)(c)	39,031	1,879,343
Liquidity Services, Inc.(b)	33,996	1,325,164
Lyft, Inc., Class A(b)(c)	52,757	836,726
Mercury Systems, Inc.(b)	8,310	806,901
MYR Group, Inc.(b)	4,094	1,364,203
National Presto Industries, Inc.	8,510	1,033,284
OPENLANE, Inc.(b)	27,216	1,082,108
Powell Industries, Inc.	9,922	2,070,523
Primoris Services Corp.	11,456	967,001
Proto Labs, Inc.(b)	10,206	765,960
Standex International Corp.	1,553	460,465
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Sunrun, Inc.(b)	26,887	$263,761
Upwork, Inc.(b)(c)	32,065	293,715
VSE Corp.	3,527	685,614
Zurn Elkay Water Solutions Corp.	9,706	490,250
		28,429,000
Information Technology-11.88%
ACM Research, Inc., A Shares (China)(b)	41,495	3,256,113
Adeia, Inc.(c)	61,684	1,643,879
Agilysys, Inc.(b)	3,635	382,257
Badger Meter, Inc.(c)	2,971	399,154
Calix, Inc.(b)	16,271	584,129
Clear Secure, Inc., Class A	38,414	2,121,989
Digi International, Inc.(b)(c)	9,156	638,356
FormFactor, Inc.(b)	7,841	832,714
Life360, Inc.(b)(c)	32,302	1,745,923
LiveRamp Holdings, Inc.(b)	16,530	625,991
Mirion Technologies, Inc.(b)(c)	32,748	490,565
OSI Systems, Inc.(b)(c)	5,005	1,108,057
PDF Solutions, Inc.(b)	12,173	561,053
Sprinklr, Inc., Class A(b)(c)	55,947	355,823
Viasat, Inc.(b)(c)	21,156	1,627,531
		16,373,534
Materials-0.44%
Sensient Technologies Corp.	4,915	607,838
Real Estate-1.62%
Curbline Properties Corp.(c)	37,418	1,146,487
St. Joe Co. (The)	17,516	1,090,196
		2,236,683
Total Common Stocks & Other Equity Interests (Cost $109,057,389)		137,723,276
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(f)(g) (Cost $112,824)	112,824	$112,824
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $109,170,213)		137,836,100
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.85%
Invesco Private Government Fund, 3.69%(f)(g)(h)	11,432,391	11,432,391
Invesco Private Prime Fund, 3.82%(f)(g)(h)	29,694,031	29,697,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,129,801)		41,129,391
TOTAL INVESTMENTS IN SECURITIES-129.87% (Cost $150,300,014)		178,965,491
OTHER ASSETS LESS LIABILITIES-(29.87)%		(41,157,427)
NET ASSETS-100.00%		$137,808,064

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,591	$1,109,444	$(1,059,211)	$-	$-	$112,824	$588
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,935,985	$15,932,876	$(12,436,470)	$-	$-	$11,432,391	$92,091 *
Invesco Private Prime Fund	20,621,467	42,452,890	(33,376,211)	430	(1,576)	29,697,000	250,116 *
Total	$28,620,043	$59,495,210	$(46,871,892)	$430	$(1,576)	$41,242,215	$342,795

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.20%
People, Inc.(b)	41,476	$1,724,158
Scholastic Corp.	68,562	2,787,045
Shenandoah Telecommunications Co.(c)	88,073	1,055,995
Versant Media Group, Inc.(c)	41,505	1,493,765
Ziff Davis, Inc.(b)(c)	45,349	2,407,125
		9,468,088
Consumer Discretionary-25.64%
Academy Sports & Outdoors, Inc.(c)	19,297	915,643
Adient PLC(b)	118,769	2,498,900
Advance Auto Parts, Inc.(c)	27,721	1,539,624
Asbury Automotive Group, Inc.(b)	9,642	2,234,051
Caesars Entertainment, Inc.(b)(c)	61,003	1,814,839
CarMax, Inc.(b)	66,438	3,804,240
Carter’s, Inc.(c)	53,156	2,050,227
Century Communities, Inc.(c)	39,193	2,632,202
Cracker Barrel Old Country Store, Inc.(c)	74,529	4,202,690
Dauch Corp. (Mexico)(b)(c)	379,050	2,141,633
Dream Finders Homes, Inc., Class A(b)(c)	93,722	1,198,704
Fox Factory Holding Corp.(b)(c)	102,356	1,842,408
G-III Apparel Group Ltd.(c)	90,296	3,287,677
Goodyear Tire & Rubber Co. (The)(b)(c)	316,215	2,197,694
Group 1 Automotive, Inc.	4,520	1,296,200
Kohl’s Corp.(c)	137,884	2,639,100
La-Z-Boy, Inc.	14,977	589,794
Leggett & Platt, Inc.(c)	184,221	1,805,366
LGI Homes, Inc.(b)	42,822	2,336,797
LKQ Corp.(c)	47,831	1,073,806
M/I Homes, Inc.(b)	7,014	1,024,956
MarineMax, Inc.(b)(c)	114,020	3,930,269
Marriott Vacations Worldwide Corp.(c)	38,476	3,751,795
Matthews International Corp., Class A(c)	33,574	931,679
Meritage Homes Corp.	16,111	1,130,992
Mohawk Industries, Inc.(b)(c)	14,225	1,751,098
Newell Brands, Inc.(c)	801,234	4,486,910
PENN Entertainment, Inc.(b)(c)	104,051	2,136,167
Phinia, Inc.	16,618	1,222,919
Sally Beauty Holdings, Inc.(b)(c)	79,489	1,189,950
Sonic Automotive, Inc., Class A	25,316	2,318,439
Standard Motor Products, Inc.(c)	42,201	1,613,344
Under Armour, Inc., Class A(b)(c)	268,633	1,786,410
Under Armour, Inc., Class C(b)(c)	167,571	1,087,536
Upbound Group, Inc.(c)	106,019	2,055,708
Versigent PLC(b)(c)	31,912	1,319,561
Winnebago Industries, Inc.(c)	64,782	1,961,599
		75,800,927
Consumer Staples-9.38%
Andersons, Inc. (The)	37,783	2,674,281
Campbell’s Co. (The)(c)	46,217	1,015,850
Central Garden & Pet Co.(b)(c)	5,039	216,929
Central Garden & Pet Co., Class A(b)	32,085	1,216,342
Conagra Brands, Inc.(c)	187,395	2,719,101
Coty, Inc., Class A(b)(c)	1,374,430	3,779,682
Del Monte Corp.	65,723	1,952,630
Edgewell Personal Care Co.(c)	167,217	4,546,630
Energizer Holdings, Inc.(c)	30,673	643,213
Flowers Foods, Inc.(c)	258,134	1,812,101
Grocery Outlet Holding Corp.(b)(c)	230,777	2,120,841
United Natural Foods, Inc.(b)(c)	55,931	2,842,973
Universal Corp.(c)	41,777	2,201,230
		27,741,803
	Shares	Value
Energy-8.01%
Atlas Energy Solutions, Inc.(c)	103,894	$1,121,016
Bristow Group, Inc.	33,236	1,506,255
California Resources Corp.	12,852	676,272
Core Natural Resources, Inc.(c)	7,699	614,688
Crescent Energy Co., Class A	219,250	2,514,797
Helix Energy Solutions Group, Inc.(b)	255,296	2,427,865
Liberty Energy, Inc., Class A(c)	37,349	698,800
Northern Oil and Gas, Inc.(c)	39,357	832,401
Patterson-UTI Energy, Inc.	358,661	3,758,767
Peabody Energy Corp.	37,136	791,740
RPC, Inc.(c)	186,533	1,046,450
SM Energy Co.	100,954	3,283,024
Talos Energy, Inc.(b)(c)	59,931	909,753
World Kinect Corp.(c)	87,696	3,495,563
		23,677,391
Financials-9.90%
Arbor Realty Trust, Inc.(c)	113,469	568,480
Bread Financial Holdings, Inc.	12,296	1,328,829
Capitol Federal Financial, Inc.	101,351	895,943
Eastern Bankshares, Inc.(c)	35,498	815,034
Employers Holdings, Inc.	28,066	1,418,736
Encore Capital Group, Inc.(b)(c)	10,952	1,030,364
F&G Annuities & Life, Inc.(c)	73,241	2,092,495
First Financial Bancorp(c)	23,219	785,499
Franklin BSP Realty Trust, Inc.(c)	99,145	752,510
Genworth Financial, Inc., Class A(b)	280,745	2,759,723
Hilltop Holdings, Inc.	18,895	745,219
Hope Bancorp, Inc.	88,261	1,236,537
Jackson Financial, Inc., Class A	13,663	1,670,712
Kemper Corp.	76,080	2,159,150
Lincoln National Corp.(c)	57,719	2,632,564
Merchants Bancorp(c)	29,714	1,639,618
Navient Corp.(c)	67,999	570,512
PROG Holdings, Inc.(c)	41,562	1,829,559
Provident Financial Services, Inc.	29,654	731,861
Rithm Capital Corp.	144,147	1,424,172
Stewart Information Services Corp.	8,445	570,798
WesBanco, Inc.(c)	38,776	1,604,551
		29,262,866
Health Care-6.43%
Acadia Healthcare Co., Inc.(b)(c)	184,745	5,472,147
AdaptHealth Corp.(b)(c)	252,285	2,724,678
AMN Healthcare Services, Inc.(b)(c)	92,335	3,105,226
Astrana Health, Inc.(b)(c)	74,649	2,654,518
Organon & Co.	233,218	3,160,104
Perrigo Co. PLC	188,741	1,908,172
		19,024,845
Industrials-19.83%
ABM Industries, Inc.	42,975	2,058,932
Allegiant Travel Co.(b)	7,754	760,512
Amentum Holdings, Inc.(b)	37,152	824,774
Apogee Enterprises, Inc.	24,036	951,826
ArcBest Corp.	30,086	4,342,914
Boise Cascade Co.	20,299	1,550,438
Concentrix Corp.(c)	152,129	3,742,373
CoreCivic, Inc.(b)	31,357	937,574
Deluxe Corp.(c)	74,261	1,921,132
DNOW, Inc.(b)(c)	80,480	1,136,378
GEO Group, Inc. (The)(b)	37,838	1,168,816
Greenbrier Cos., Inc. (The)(c)	48,484	2,387,837
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Heartland Express, Inc.(c)	158,892	$1,943,249
Hub Group, Inc., Class A	21,418	996,580
Insperity, Inc.(c)	23,631	1,195,965
JetBlue Airways Corp.(b)(c)	474,719	2,862,556
ManpowerGroup, Inc.	108,028	5,662,828
Marten Transport Ltd.	67,145	993,075
MasterBrand, Inc.(b)(c)	144,850	1,195,012
Matson, Inc.	4,991	1,011,127
MillerKnoll, Inc.	163,866	3,690,262
Quanex Building Products Corp.(c)	119,273	2,127,830
Robert Half, Inc.(c)	31,689	1,197,844
Rush Enterprises, Inc., Class A(c)	15,206	1,213,287
RXO, Inc.(b)(c)	108,801	2,203,220
Schneider National, Inc., Class B	29,642	1,059,405
V2X, Inc.(b)	32,344	2,918,723
Vestis Corp.(b)	331,683	4,796,136
Werner Enterprises, Inc.	47,986	1,795,636
		58,646,241
Information Technology-8.88%
Alpha & Omega Semiconductor Ltd.(b)(c)	53,577	1,700,534
Benchmark Electronics, Inc.	16,940	1,351,304
Corsair Gaming, Inc.(b)(c)	200,260	2,124,759
DXC Technology Co.(b)(c)	208,715	2,345,957
Everforth, Inc.(b)(c)	50,963	1,449,388
Ichor Holdings Ltd.(b)	79,697	5,998,793
Insight Enterprises, Inc.(b)	21,207	2,734,218
NCR Voyix Corp.(b)(c)	75,598	625,195
PC Connection, Inc.	16,936	1,417,882
ScanSource, Inc.(b)	61,242	3,467,522
Vishay Intertechnology, Inc.	89,270	3,054,819
		26,270,371
Materials-5.59%
Chemours Co. (The)(c)	47,173	783,543
Eastman Chemical Co.	13,751	961,882
FMC Corp.(c)	126,741	1,357,396
Kaiser Aluminum Corp.	9,326	1,489,176
Koppers Holdings, Inc.(c)	81,801	4,009,885
Metallus, Inc.(b)(c)	68,847	1,385,202
Minerals Technologies, Inc.	12,293	937,218
O-I Glass, Inc.(b)	111,204	795,109
Stepan Co.	48,171	3,089,688
Sylvamo Corp.	16,602	621,081
Worthington Steel, Inc.	30,220	1,088,222
		16,518,402
	Shares	Value
Real Estate-2.72%
AGNT, Inc.(c)	63,625	$257,681
Apple Hospitality REIT, Inc.	62,610	1,033,691
Cushman & Wakefield Ltd.(b)	91,629	1,229,661
Easterly Government Properties, Inc.(c)	37,975	925,071
Innovative Industrial Properties, Inc.(c)	16,127	948,429
Pebblebrook Hotel Trust(c)	118,323	2,259,970
Safehold, Inc.(c)	86,240	1,395,363
		8,049,866
Utilities-0.35%
Hawaiian Electric Industries, Inc.(b)	79,477	1,026,843
Total Common Stocks & Other Equity Interests (Cost $244,880,868)		295,487,643
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $55,265)	55,265	55,265
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $244,936,133)		295,542,908
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.47%
Invesco Private Government Fund, 3.69%(d)(e)(f)	24,199,164	24,199,164
Invesco Private Prime Fund, 3.82%(d)(e)(f)	65,904,796	65,911,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,110,760)		90,110,550
TOTAL INVESTMENTS IN SECURITIES-130.42% (Cost $335,046,893)		385,653,458
OTHER ASSETS LESS LIABILITIES-(30.42)%		(89,959,490)
NET ASSETS-100.00%		$295,693,968

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$298,258	$3,362,863	$(3,605,856)	$-	$-	$55,265	$1,651
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,870,718	33,696,052	(27,367,606)	-	-	24,199,164	182,171 *
Invesco Private Prime Fund	50,126,763	80,158,301	(64,374,518)	5,146	(4,306)	65,911,386	495,180 *
Total	$68,295,739	$117,217,216	$(95,347,980)	$5,146	$(4,306)	$90,165,815	$679,002

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026, for each Fund (except for Invesco S&P 500® Top 50 ETF). As of July 31, 2026, all of the securities in Invesco S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,002,337,507	$-	$-	$2,002,337,507
Money Market Funds	644,944	31,217,000	-	31,861,944
Total Investments	$2,002,982,451	$31,217,000	$-	$2,034,199,451
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,668,091,541	$-	$-	$1,668,091,541
Money Market Funds	6,405,786	32,035,679	-	38,441,465
Total Investments in Securities	1,674,497,327	32,035,679	-	1,706,533,006
Other Investments - Assets*
Futures Contracts	298,563	-	-	298,563
Total Investments	$1,674,795,890	$32,035,679	$-	$1,706,831,569
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$338,233,511	$-	$-	$338,233,511
Money Market Funds	551,221	38,206,629	-	38,757,850
Total Investments	$338,784,732	$38,206,629	$-	$376,991,361
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$335,781,340	$-	$-	$335,781,340
Money Market Funds	54,353	49,461,072	-	49,515,425
Total Investments	$335,835,693	$49,461,072	$-	$385,296,765

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$137,723,276	$-	$0	$137,723,276
Money Market Funds	112,824	41,129,391	-	41,242,215
Total Investments	$137,836,100	$41,129,391	$0	$178,965,491
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$295,487,643	$-	$-	$295,487,643
Money Market Funds	55,265	90,110,550	-	90,165,815
Total Investments	$295,542,908	$90,110,550	$-	$385,653,458

*	Unrealized appreciation (depreciation).